Fees Summary	Apr. 02, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 51,624,820.26
Previously Paid Amount	0.00
Total Fee Amount	7,903.76
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 7,903.76
Narrative - Max Aggregate Offering Price	$ 51,624,820.26
Narrative - Max Aggregate Offering Amount | shares	2,708,533
Final Prospectus	true